Long-term Payables Other - Repayment Schedule of the Principal Amount of Long-term Payables - Other Related to Acquisition of Frequency Usage Rights (Detail) - Gross amount [member] - KRW (₩)
₩ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 2,051,389	₩ 2,476,738
Less than 1 year [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	425,349
1 - 3 years [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	647,589
3 - 5 years [Member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	413,385
More than 5 years [member]
Disclosure of financial liabilities [line items]
Payables related to acquisition of frequency usage rights	₩ 565,066